EQUITY INCENTIVE PLANS - Summary of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock compensation expense	$ 2,249	$ 2,231	$ 3,061	$ 3,705
Continuing Operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock compensation expense	2,018	1,667	2,308	2,754
Discontinued Operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock compensation expense	231	564	753	951
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock compensation expense	868	629	839	809
Selling, general and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock compensation expense	$ 1,150	$ 1,038	$ 1,469	$ 1,945